Segment, Geographic and Customer Information	12 Months Ended
Feb. 24, 2013
Segment, Geographic and Customer Information

NOTE 17 — SEGMENT, GEOGRAPHIC AND CUSTOMER INFORMATION

The Company’s chief decision-maker, as defined under the authoritative guidance for disclosures about segments of an enterprise and related information, is the Chief Executive Officer. The Company operates in one operating segment: providing of a differentiated suite of continuous availability solutions for mission-critical enterprise applications for the enterprise data center and small to medium-sized businesses. The Company is not organized by market, and is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business. The Company does not operate any separate lines of business or separate business entities with respect to its services.

	United States	Japan	EMEA	Asia	Other	Eliminations	Total
Revenues from external customers
Product
2011	$18,991	$19,498	$16,051	$12,829	$3,735	$—	$71,104
2012	18,841	23,076	17,233	12,128	1,213	—	72,491
2013	18,838	23,406	18,677	10,768	2,031	—	73,720

Service
2011	$64,364	$29,301	$29,628	$11,459	$2	$—	$134,754
2012	61,905	30,461	29,062	11,759	1	—	133,188
2013	61,249	32,857	25,317	12,012	—	—	131,435

Long-lived assets
2011	$11,325	$1,502	$2,338	$606	$1,310	$—	$17,081
2012	8,361	1,459	2,167	563	583	—	13,133
2013	7,624	1,431	2,464	536	83	92	12,230

“EMEA” is comprised of Europe, the Middle East and Africa. The “Other” category includes Bermuda, Canada, Mexico, Central America and South America.

The following table shows the total product revenue by product line for the fiscal years ended February 2013, 2012 and 2011:

	February 24, 2013	February 26, 2012	February 27, 2011
Legacy	$23,048	$17,574	$21,821
ftServer	47,231	52,763	48,137
Software	3,441	2,154	1,146

Total product revenue	$73,720	$72,491	$71,104

For fiscal 2013, 2012 and 2011, no customer accounted for more than 10% of the Company’s total revenue.